Income Tax	12 Months Ended
Dec. 31, 2020
Income tax [Abstract]
Income Tax
15. Income Tax
15.1. Deferred income tax assets and liabilities

Account		Changes recognized in			As of December 31, 2020
	As of December 31, 2019	Consolidated statement of profit or loss	Other comprehensive income	Consolidation with subsidiaries	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	6,077,813	(1,498,157)	—	2,109	4,581,765	—
Provisions	2,762,677	(251,920)	—	—	2,510,757	—
Loan Commissions	174,283	100,877	—	—	275,160	—
Expenses capitalized for tax purpose	(279,890)	(564,566)	—	—	—	(844,456)
Property and equipment	(7,826,316)	1,129,736	—	—	—	(6,696,580)
Investments in debt securities and equity instruments	(2,787,312)	2,168,490	(2,068,506)	23,546	—	(2,663,782)
Derivatives	15,249	(4,048)	—	—	11,201	—
Inflation adjustment (see Note 15.5)	5,980,408	2,725,485	—	—	8,705,893	—
Others	(489)	(1,869)	—	2,971	613	—

Balance	4,116,423	3,804,028	(2,068,506)	28,626	16,085,389	(10,204,818)

Offsetting					(10,165,479)	10,165,479

Net					5,919,910	(39,339)

Account		Changes recognized in			As of December 31, 2019
	As of December 31, 2018	Consolidated statement of profit or loss	Other comprehensive income	Gain of control over subsidiaries	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	2,524,230	3,553,583	—	—	6,077,813	—
Provisions	1,034,295	1,728,383	—	—	2,762,678	—
Loan Commissions	392,873	(218,590)	—	—	174,283	—
Expenses capitalized for tax purpose	(835,040)	555,150	—	—	—	(279,890)
Property and equipment	(7,291,169)	(535,147)	—	—	—	(7,826,316)
Investments in debt securities and equity instruments	220,681	(4,975,754)	1,967,761	—	—	(2,787,312)
Derivatives	23,458	(8,209)	—	—	15,249	—
Inflation adjustment (see Note 15.5)	—	5,980,408	—	—	5,980,408	—
Others	1,634	87,307	—	(89,431)	—	(490)

Balance	(3,929,038)	6,167,131	1,967,761	(89,431)	15,010,431	(10,894,008)

Offsetting					(10,894,008)	10,894,008

Net					4,116,423	—

In order to fully realize the deferred income tax asset, the Bank will need to generate taxable income. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax are deductible, Management of the Bank believes that as of December 31, 2020 it is probable that the Bank will realize all of the deferred income tax assets. Taxable profit projections for 2021 take into account that the methodology of the tax inflation adjustment differs significantly from the accounting for hyperinflation under IAS 29, and the tax deductible expense generated by the tax inflation adjustment will be lower than the loss as calculated for accounting purposes.
15.2. Unrecognised deferred tax liabilities
At December 31, 2020 and 2019 there were deferred tax liabilities of 315,340 and 346,587, respectively, related to investments in subsidiaries and in joint ventures. However this liability was not recognized because the Group controls the dividend policy of its subsidiaries and is able to veto the payment of dividends of its joint ventures. No dividend distribution from subsidiaries and joint ventures is expected in the foreseeable future.
15.3. Income tax expense

	December 31, 2020	December 31, 2019	December 31, 2018
Current Tax	12,165,929	14,681,916	11,300,604
Deferred Tax	(3,804,028)	(6,167,131)	742,435
Inflation adjustment for prior period (see Note 15.5)	—	(5,693,726)	(2,961,457)
Over/under income tax from prior year	(327,807)	—	—

Income tax expense	8,034,094	2,821,059	9,081,582

The reconciliation of the effective tax rate is set forth below:

	December 31, 2020	December 31, 2019	December 31, 2018
Profit before income tax	18,102,889	24,636,513	5,794,181
Income tax rate	30%	30%	30%

Income tax using the Bank´s income tax rate	5,430,867	7,390,954	1,738,254

Tax -exempt income	(328,390)	(655,330)	(411,218)
Non-deductible expenses	120,650	87,334	146,568
Change in tax rate (see Note 15.4)	(444,727)	(1,281,548)	(604,046)
Other	194,985	(21,293)	(36,906)
Net monetary inflation adjustment	8,755,629	10,490,151	11,210,387

Subtotal	13,729,014	16,010,268	12,043,039
Inflation adjustment for tax purposes (see Note 15.5)	(5,367,113)	(13,189,209)	(2,961,457)
Over/under income tax from prior year	(327,807)	—	—

Income tax expense	8,034,094	2,821,059	9,081,582
Effective tax rate	44%	11%	157%
15.4. Change in tax rate
The tax reform enacted by Law 27,430 established a gradual decrease in the income tax rate from 35% to 30% for fiscal years beginning January 1, 2018, while for fiscal years beginning January 1, 2020, the rate would be reduced to 25%.
In December 2019, the Social Solidarity Law 27,541 suspended the decrease of income tax rate to 25% until the fiscal years beginning on January 1, 2022, consequently the income tax rate remained 30%.
15.5. Income tax exposure – inflation adjustment
The tax inflation adjustment prescribed by Law 20,628 allows the tax payers to deduct certain inflation effects from taxable profit. At December 31, 2016 the Bank recognized and measured its income tax provision without applying a tax inflation adjustment in the calculation of its taxable income in 2017, since it was suspended by Law 24,073.
On May 10, 2018, after analyzing the effect of the
non-application
of the tax inflation adjustment and on the basis of related legal precedents, the Bank approved the filing of a petition for the courts to declare such suspension to be unconstitutional based on the non-confiscatory
principle set in article 17 of the Argentina National Constitution, in the light of the confiscatory effect that these provisions entail in this specific case.
The Bank therefore filed its Income tax return for the year ended December 31, 2017 having applied the tax inflation adjustment in its preparation
.
with a net impact of 1,021,518 in nominal values (corresponding to 2,961,457 in terms of currency as of December 31, 2020) in “Income tax expense” in the year ended December 31, 2018.
The Bank, based on the result of the evaluation carried out, and taking into account the opinion issued by its legal and fiscal advisors, concluded that it is probable that it will be able to obtain a favorable result in the final judicial instance, in case this treatment be challenged by the tax authorities.
Law 27,430 (amended by Law 27,468) was published in December 29, 2017 and reintroduced the tax inflation adjustment, when certain criteria are met.
As of December 31, 2018, considering that the criteria to apply the tax inflation adjustment had not been met, the Bank recorded an income tax provision without applying the tax inflation adjustment.
Despite this, on May 13, 2019, the Bank’s Board of Directors resolved to file a declaratory action in court requesting the unconstitutionality of the rules that restricted the full application of the tax inflation adjustment in 2018, given the confiscatory effect that this entails in the specific case. As a consequence, the Bank filed its Income tax return for the year ended December 31, 2018 applying the tax inflation adjustment, although it was not considered probable that this position would be accepted by the tax authorities.
Subsequently, during 2019 the Bank and its legal counsel became aware of jurisprudence which led them to reassess the likelihood of the benefit of the tax inflation adjustment being accepted for 2018 to being probable. As a result, the Bank recognized a reduction of 3,239,760 in nominal values (corresponding to 5,693,726 in terms of currency as of December 31, 2020) in its “Income tax expense” for the year ended December 31, 2019.
On December 23, 2019, the Congress passed the Law 27,541 “Solidarity and Productive Reactivation Law as a part of Public Emergency” by which, the benefit (or charge) of the tax inflation adjustment for 2019 and 2020 fiscal years, are deductible 1/6 in that fiscal period and the remaining 5/6, in equal parts in the 5 following immediate fiscal periods.
In 2019 the criteria to apply the tax inflation adjustment were met and the Bank filed its income tax return with this benefit. Therefore, for the total tax inflation adjustment for 2019 fiscal year, amounting to 13,189,209, 7,208,801 was considered as a deduction in 2019 income tax provision and 5,980,408 has been recognized as a deferred tax asset.
In 2020 the Bank expects to file its income tax return with the same benefit. Therefore, the adjustment for total tax inflation for fiscal year 2020, was considered 1/6 as a deduction in the provision for income tax 2020 and 5/6 as a deferred tax asset, amounting to 8,705,893 as of December 31, 2020 (including 1/6 from 2019).
On June 8, 2020, the Bank obtained a favorable result in the Court in relation to the declaratory action filed on May 12, 2017. The Court concluded that the prohibition on applying the inflation adjustment mechanism for income tax return in fiscal year 2016 is inapplicable to the case.
On December 9, 2020 the Appeal Court dismissed the appeals filed by the tax authorities against the Court judgement on August 6, 2020, thereby confirming the decision taken by the Court. Although the tax authorities filed an extraordinary appeal, it was withdrawn on February 1, 2021, being the Court judgement the final decision.
As a consequence, this judgement has no impact on these financial statements since the Bank had not established any provision as it was considered probable that it would be able to obtain a favorable result in the final judicial instance.
Income tax – motions for refund of amounts paid for fiscal years 2013, 2014 and 2015
In connection with the years 2013, 2014 and 2015, the Bank determined its taxable income without applying the tax inflation adjustment. If it had been applied, the bank would have paid for 264,257, 647,945 and 555,002 less, in nominal values in those periods.
On the basis of the Bank’s position presented in the preceding paragraphs, on November 19, 2015 a prior administrative claim for the recovery of these amounts was filed with the administrative authorities in connection with the periods 2013 and 2014. On September 23, 2016 a complaint was filed with the courts for both periods in view of the administrative authorities’ failure to answer.
In addition, on April 4, 2017, a petition was filed for the recovery of the tax paid in excess for year 2015. Likewise, on December 29, 2017, the related complaint was filed with the court for that year.
On October 21, 2020, we were informed that the Court rendered a judgment confirming the Bank’s request for fiscal year 2014. The Tax authorities appealed that judgment to the Appeal Court.
On November 10, 2020, the Court also confirmed the Bank’s request for fiscal year 2013. The Tax authorities appealed that judgment to the Appeal Court.
As of the date of these financial statements, the Court had not yet released a judgement in relation to the fiscal year 2015.
The Bank has not recognized any asset in relation to these claims.
Income tax – motion for refund of amounts paid for fiscal year 2019
As mentioned in the previous paragraphs, in relation to the fiscal year 2019, the Bank determined the income tax return by applying the tax inflation adjustment in accordance with the law which maintained the application of the inflation adjustment mechanism but considered a sixth in that fiscal period and the remaining five sixths in equal parts in the next 5 fiscal periods. Such deferral has been recognized as a deferred tax asset.
Considering that there are reasonable grounds to sustain the unconstitutionality and / or inapplicability to the specific case of the reform introduced by Law 27,541, on August 21, 2020 a prior administrative claim was filed in order to obtain the refund of the sum of $ 4,528 .453, in nominal value in that period. The effect of non-inclusion
in full of the tax inflation adjustment shows a clearly confiscatory taxation and such confiscation is not reversed by the right to deduct on future tax years the deferred tax asset.
However, over time the bank will deduct 1/6 in the following periods until it is consumed, although the claim for interest will continue.
As of the date of these financial statements the tax authorities had not yet released a response to the motion lodged.